Shareholders' Equity (Details) (USD $) In Millions, except Per Share data	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2009	Jun. 30, 2007	Jul. 30, 2011	Apr. 29, 2011	Apr. 30, 2010
Stockholders Equity Note [Abstract]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased	60	50	75
Stock Repurchased During Period Shares				30.1	27.0
Treasury Stock Acquired Average Cost Per Share				$ 37.86	$ 38.10
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased				20.7